QUARTERLY RESULTS OF OPERATIONS QUARTERLY FINANCIAL INFORMATION DISCLOSURE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 03, 2013	Jun. 11, 2013	Mar. 19, 2013	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 31, 2013	Dec. 25, 2012	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenue, Net	$ 194,835	$ 195,619	$ 155,060	$ 179,997	$ 186,056	$ 149,706	$ 269,566	$ 239,185	$ 815,080	$ 754,944	$ 719,962
Direct And Selling General And Administrative Expenses	176,653	171,851	145,836	163,564	164,560	142,913	259,547	221,485
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(5,030)	7,118	(10,486)	(1,827)	(1,873)	(9,666)	(32,270)	(2,709)	(40,668)	(16,075)	(35,364)
Net loss	(5,034)	7,122	(10,491)	(12,398)	(1,817)	(9,726)	(32,277)	(3,051)	(40,680)	(26,992)	(35,622)
NET (LOSS) INCOME ATTRIBUTABLE TO CLUBCORP	$ (5,163)	$ 7,079	$ (10,450)	$ (12,413)	$ (1,984)	$ (9,713)	$ (32,358)	$ (3,165)	$ (40,892)	$ (27,275)	$ (36,197)
Earnings Per Share, Basic	$ (0.10)	$ 0.14	$ (0.21)	$ (0.25)	$ (0.04)	$ (0.19)	$ (0.52)	$ (0.06)	$ (0.75)	$ (0.54)	$ (0.72)
Earnings Per Share, Diluted	$ (0.10)	$ 0.14	$ (0.21)	$ (0.25)	$ (0.04)	$ (0.19)	$ (0.52)	$ (0.06)	$ (0.75)	$ (0.54)	$ (0.72)